BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	May 26, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,749	$ 950	$ 38,862
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings			15,800
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings			7,736
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings			13,184
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,325		$ 2,142
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	44,292
principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	15,154
principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	8,791
principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	19,017
principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,330
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,368
principal repayments | 2026 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,121
principal repayments | 2026 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	73
principal repayments | 2026 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	174
principal repayments | 2026 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	4,392
principal repayments | 2027 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,229
principal repayments | 2027 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	807
principal repayments | 2027 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	356
principal repayments | 2027 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	6,379
principal repayments | 2028 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,675
principal repayments | 2028 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,328
principal repayments | 2028 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	3,376
principal repayments | 2028 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	10,398
principal repayments | 2029 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	6,087
principal repayments | 2029 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,023
principal repayments | 2029 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,288
principal repayments | 2029 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	6,606
principal repayments | 2030 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	194
principal repayments | 2030 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	825
principal repayments | 2030 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	4,257
principal repayments | 2030 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,330
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	15,149
principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,848
principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,735
principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	9,566
principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	543
Deferred financing costs and other accounting adjustments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	195
Deferred financing costs and other accounting adjustments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	121
Deferred financing costs and other accounting adjustments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	222
Deferred financing costs and other accounting adjustments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5